Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Net revenue	$ 6,409,405	$ 14,531,047	$ 16,014,669	$ 30,939,338	$ 58,351,650	$ 16,783,914
Operating costs and expenses:
Cost of revenue	2,371,655	6,515,140	6,122,071	12,966,432	24,164,661	7,861,317
Sales and marketing	1,843,557	6,871,546	4,288,892	14,258,009	25,728,220	10,038,524
General and administrative	7,559,402	13,171,186	17,030,436	24,346,322	51,321,978	24,610,511
Asset impairment charges	16,135,000		16,135,000		46,498,689
Total operating expenses	27,909,614	26,557,872	43,576,399	51,570,763	147,713,548	42,510,352
Operating loss	21,500,209	12,026,825	27,561,730	20,631,425	89,361,898	25,726,438
Other income (expense):
Interest expense	(971,374)	(2,412,716)	(2,029,782)	(4,757,912)	(6,423,039)	(698,973)
Loss on conversion of senior convertible note		(5,999,662)		(5,999,662)	(5,999,662)
Loss on extinguishment of senior convertible note		(28,478,804)		(28,478,804)	(28,478,804)
Change in fair value of derivative liability	8,324,802	(1,482,621)	8,599,666	(1,482,621)	(10,882,241)
Change in fair value of warrant liability	2,571,732	8,651,922	5,022,288	20,460,522	31,468,270	(1,549,924)
(Loss) gain on contingent consideration	(3,044,019)	1,851,446	(2,864,551)	1,851,446	2,355,308	(1,748,607)
Other non-operating income (loss)	486,386	58,770	532,836	(1,352,415)	(584,466)	(460,328)
Total other income (expense), net	7,367,527	(27,811,665)	9,260,457	(19,759,446)	(18,544,634)	(4,457,832)
Loss before income taxes	14,132,682	39,838,490	18,301,273	40,390,871	107,906,532	30,184,270
Income tax benefit (expense)		5,503,861		5,503,861	5,674,442	3,811,536
Net loss	14,132,682	34,334,629	18,301,273	34,887,010	102,232,090	26,372,734
Dividend on 10% Series A cumulative redeemable convertible preferred stock	(200,628)	(100,314)	(401,256)	(100,314)	(501,570)
Accretion of 10% Series A cumulative redeemable convertible preferred stock to redemption value	(75,258)	(35,073)	(149,802)	(35,073)	(182,046)
Net loss attributable to common stockholders	$ 14,408,568	$ 34,470,016	$ 18,852,331	$ 35,022,397	$ 102,915,706	$ 26,372,734
Net loss per common share:
Basic and diluted loss per common share	$ (19.69)	$ (152.94)	$ (32.08)	$ (157.43)	$ (356.27)	$ (167.73)
Weighted average number of common shares outstanding, basic and diluted	731,625	225,383	587,645	222,466	288,869	157,236